Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 22, 2014	Dec. 31, 2014	Mar. 24, 2015	Dec. 31, 2013	Mar. 25, 2015
Subsequent Event [Line Items]
Warrants exercise price description		On September 22, 2014, the warrants issued had the exercise price reduced to $0.50 per share with a further exercise price reduction to be 80% of the 10 day average volume weighted exercise price for the the ten trading days prior to March 22, 2015. On March 22, 2015 the warrant exercise price was reduced to $0.11 per share.
Warrants, Exercise price	$ 0.50
Common Stock, Shares Authorized		200,000,000		200,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants exercise price description			On March 24, 2015 the Company reduced the exercise price of the 2014 Convertible Notes Warrants from $0.50 per warrant to $0.11 per warrant.
Warrants, Exercise price			$ 0.11
Subsequent Event [Member] | 2013 Equity Incentive Award Plan [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized					14,000,000
Increase in common stock authorized shares					21,000,000